Basic and Diluted Earnings Per Share - Additional Information (Detail) - shares shares in Millions	Dec. 31, 2020	Dec. 31, 2019
Warrants [Member]
Earning Per Share Basic And Diluted [Line Items]
Anti Dilutive Effect on Shares	16.0	24.1
Share Option [Member]
Earning Per Share Basic And Diluted [Line Items]
Anti Dilutive Effect on Shares	0.2	0.4
Covertible Note [Member]
Earning Per Share Basic And Diluted [Line Items]
Anti Dilutive Effect on Shares	41.0	20.0